Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2019-2022) (Detail) - 2019-2022 [member] $ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	467,368		758,690
Granted					758,690
Settled	(182,510)		(246,236)
Expired	(25,954)		(45,086)
Amount at the end of the fiscal year	258,904		467,368		758,690
Expense recognized during the fiscal year | $	$ 168		$ 293		$ 189
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 9.97		$ 9.97		$ 9.97